Other Non-current Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended
	Sep. 30, 2024	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Non-current Assets
Provision for credit losses		¥ 0	¥ 0
Repayment schedule	26 months
Long-term receivables were measured at amortized cost		¥ 101,634		$ 14,188	¥ 134,634
Discount rate		4.00%	4.00%
Provision for credit losses		¥ 0